Consolidated Statement Of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, shares at Dec. 29, 2012	13,821
Balance, value at Dec. 29, 2012	$ 14	$ 43,822	$ 134,800	$ 6,936	$ 185,572
Net earnings			79,024		79,024
Other comprehensive income (loss), net of tax				(1,142)	(1,142)
Equity-based compensation expense		7,624			$ 7,624
Common stock repurchased and retired, shares	(414)				(414)
Common stock repurchased and retired, value		(4,284)	(13,801)		$ (18,085)
Common stock issued under equity award plans, shares	479
Common stock issued under equity award plans, value		454			454
Tax benefit from equity award activity		7,075			7,075
Balance, shares at Dec. 28, 2013	13,886
Balance, value at Dec. 28, 2013	$ 14	54,691	200,023	5,794	260,522
Net earnings			76,636		76,636
Other comprehensive income (loss), net of tax				(3,662)	(3,662)
Equity-based compensation expense		9,805			$ 9,805
Common stock repurchased and retired, shares	(1,927)				(1,927)
Common stock repurchased and retired, value	$ (2)	(28,564)	(110,253)		$ (138,819)
Common stock issued under equity award plans, shares	674
Common stock issued under equity award plans, value	$ 1	10,969			10,970
Tax benefit from equity award activity		14,712			$ 14,712
Balance, shares at Jan. 03, 2015	12,633				12,633
Balance, value at Jan. 03, 2015	$ 13	61,613	166,406	2,132	$ 230,164
Net earnings			94,672		94,672
Other comprehensive income (loss), net of tax				(5,908)	(5,908)
Equity-based compensation expense		11,081			$ 11,081
Common stock repurchased and retired, shares	(457)				(457)
Common stock repurchased and retired, value		(14,978)	(46,203)		$ (61,181)
Common stock issued under equity award plans, shares	312
Tax benefit from equity award activity		12,024			$ 12,024
Balance, shares at Jan. 02, 2016	12,488				12,488
Balance, value at Jan. 02, 2016	$ 13	$ 69,740	$ 214,875	$ (3,776)	$ 280,852